Investment Securities (Details 1) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 5,984	$ 6,669	$ 8,012	$ 0
Gross Unrealized Gains	136	275	211
Gross Unrealized Losses	3	0	4
Estimated Fair Value	6,117	6,944	8,219
Obligations of states and political subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,313	1,315	1,319
Gross Unrealized Gains	16	20	3
Gross Unrealized Losses	0	0	4
Estimated Fair Value	1,329	1,335	1,318
Mortgage-backed securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	4,671	5,354	6,693
Gross Unrealized Gains	120	255	208
Gross Unrealized Losses	3	0	0
Estimated Fair Value	$ 4,788	$ 5,609	$ 6,901